SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Shares, Outstanding at Beginning of Year	952,025	842,650
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 5.76	$ 6.24
Shares, Granted	141,875	312,500
Weighted-Average Exercise Price, Granted	$ 11.76	$ 2.96
Shares, Exercised	(62,500)	(158,750)
Weighted-Average Exercise Price, Exercised	$ 4.72	$ 1.28
Shares, Forfeited or Canceled	(137,963)	(44,375)
Weighted-Average Exercise Price, Forfeited or Canceled	$ 7.44	$ 8.96
Options Exercisable at Year-End	893,438	952,025
Weighted-Average Exercise Price, Options Exercisable at Year-End	$ 6.80	$ 5.76
Options Exercisable at Year-End	891,563	952,025
Weighted-Average Exercise Price, Options Exercisable at Year-End	$ 6.80	$ 5.76
Weighted-Average Fair Value of Options Granted During the Year	$ 5.68	$ 2.00